Consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated statement of cash flows
Inflow from operating activities	€ 6,009	€ 6,139
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(136)	(10,202)
Purchase of interests in associates and joint ventures		(1,413)
Purchase of intangible assets	(1,092)	(1,002)
Purchase of property, plant and equipment	(2,771)	(2,769)
Purchase of investments	(3,153)	(239)
Disposal of interests in subsidiaries, net of cash disposed	174	2,049
Disposal of interests in associates and joint ventures	420
Disposal of property, plant and equipment and intangible assets	6	21
Disposal of investments	1,031	6,043
Dividends received from associates and joint ventures	355	63
Interest received	153	183
Outflow from investing activities	(5,013)	(7,266)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares	3
Net movement in short-term borrowings	(2,717)	815
Proceeds from issue of long term borrowings	2,125	9,107
Repayment of borrowings	(4,330)	(13,277)
Purchase of treasury shares		(821)
Equity dividends paid	(1,209)	(1,092)
Dividends paid to non-controlling shareholders in subsidiaries	(166)	(169)
Other transactions with non-controlling shareholders in subsidiaries	(20)	(233)
Other movements in loans with associates and joint ventures	38
Interest paid	(774)	(1,130)
Outflow from financing activities	(7,050)	(6,800)
Net cash outflow	(6,054)	(7,927)
Cash and cash equivalents at beginning of the financial period	13,288	13,605
Exchange (loss)/gain on cash and cash equivalents	(365)	49
Cash and cash equivalents at end of the financial period	€ 6,869	€ 5,727